Share capital (Details 2) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share repurchase programs [Line Items]
Amount of repurchase	CAD 1,750	CAD 1,505	CAD 1,400
Share Purchases by Share Trusts [Abstract]
Amount of repurchase	CAD 100
Common shares [Member]
Share repurchase programs [Line Items]
Number of common shares repurchased	23.3	22.4	27.6
Weighted-average price per share	CAD 75.2	CAD 67.38	CAD 50.65
Share Purchases by Share Trusts [Abstract]
Number of shares purchases by Share trusts	1.4
Amount of repurchase	CAD 100
Weighted-average price per share Share Trusts	CAD 73.31
Number of shares Share Trust authorized purchase next period	1.2
Share Repurchase Program October 30, 2015 - October 29, 2016 | Common shares [Member]
Share repurchase programs [Line Items]
Number of common shares repurchased	5.8
Shares approved for repurchase in share repurchase program (in shares)	33.0
Share repurchase program expiration date	Oct. 29, 2016